32. Operating Costs and Expenses (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfLeasingAndRentExpenseLineItems [Line Items]
Leasing and rent expense	R$ 40,016	R$ 32,037	R$ 35,453
Real estate
DisclosureOfLeasingAndRentExpenseLineItems [Line Items]
Leasing and rent expense	29,216	29,749	29,911
Others
DisclosureOfLeasingAndRentExpenseLineItems [Line Items]
Leasing and rent expense	12,237	3,588	6,919
PIS and Cofins credits
DisclosureOfLeasingAndRentExpenseLineItems [Line Items]
Leasing and rent expense	R$ (1,437)	R$ (1,300)	R$ (1,377)